Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment.
Summary of property, plant and equipment

	2023			2024
	Land and buildings GBPm	Fixtures and equipment GBPm	Total GBPm	Land and buildings GBPm	Fixtures and equipment GBPm	Total GBPm
Cost
At start of year	166	452	618	134	373	507
Acquisitions	-	1	1	-	-	-
Capital expenditure	5	25	30	1	19	20
Disposals	(30)	(88)	(118)	(25)	(104)	(129)
Exchange translation differences	(7)	(17)	(24)	-	-	-
At end of year	134	373	507	110	288	398

Accumulated depreciation
At start of year	115	377	492	92	316	408
Charge for the year	5	38	43	5	29	34
Disposals	(23)	(85)	(108)	(23)	(103)	(126)
Exchange translation differences	(5)	(14)	(19)	-	-	-
At end of year	92	316	408	74	242	316

Net book amount	42	57	99	36	46	82